SCHEDULE OF RELATED PARTIES TRANSACTIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Leasing - Office space leasing	$ 24,452	$ 22,712	$ 94,981	$ 93,691
Total	70,481	49,946	172,275	133,926
Insite MY International, Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Purchases - Insite MY International, Inc.	$ 46,029	$ 27,234	$ 77,294	$ 40,235